Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2025
Basis of preparation
Going concern
2.1	Going concern

These condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the ordinary course of business. The Group incurred a profit of $432,200 for the six-month period ended 30 June 2025 (loss of $5,692,847 for the six-month period ended 30 June 2024), had accumulated losses of $339.4 million as at 30 June 2025 ($ 339.8 million as at 31 December 2024), and had negative operating cash flows of $0.25 million for the six-month period ended 30 June 2025 (negative operating cash flows of $ 0.5 million for the six-month period ended 30 June 2024). Notwithstanding these results, Management believes there are no events or conditions that give rise to doubt the ability of the Group to continue as a going concern for a period of twelve months after the preparation of the consolidated financial statements.

Amended standards adopted by the Group
2.2	Amended standards adopted by the Group

A number of amended standards became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.